Government Grants And Assistance	12 Months Ended
Dec. 31, 2024
Government Assistance [Abstract]
Government Grants And Assistance
1 5 .	GOVERNMENT GRANTS AND ASSISTANCE
National Research Council – Industrial Research Assistance Program
(“NRC-IRAP”)
On October 1, 2021, the Company entered into an agreement with
NRC-IRAP
for funding support of specified research and development activities during a project phase, commencing on September 1, 2021, and ending on December 15, 2023. Under the agreement,
NRC-IRAP
would reimburse up to 80% of supported salary costs, and 50% of supported contractor fees to a maximum of $553,185. During the year ended December 31, 2024, the Company claimed $nil pertaining to this agreement (2023 - $122,542).
The following table summarizes the government grants and assistance the Company received or accrued during the years ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023
NRC-IRAP	$—	$122,542
BioTalent Canada	—	—

Total	$—	$122,542

Government assistance of $nil (2023 - $122,542) relating to research and development activities has been offset against research and development expense.